Other Income - Additional information (Details) £ in Thousands	Sep. 30, 2022 GBP (£)	Dec. 31, 2021 GBP (£) grant
Other Income [Line Items]
Number of grants operated | grant		3
Grant one
Other Income [Line Items]
Grants, maximum amount receivable	£ 1,170
Grants, cumulative amount received	248	£ 248
Grant two
Other Income [Line Items]
Grants, maximum amount receivable	3,326
Grants, cumulative amount received	2,932	2,285
Grant three
Other Income [Line Items]
Grants, maximum amount receivable	1,797
Grants, cumulative amount received	1,576	£ 1,252
Grant four
Other Income [Line Items]
Grants, maximum amount receivable	113
Grants, cumulative amount received	£ 91